Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,037,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,608.36
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,608.36
Narrative - Max Aggregate Offering Price	$ 17,037,000.00
Final Prospectus	true